Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name		dei_EntityRegistrantName	Investment Managers Series Trust
CIK		dei_EntityCentralIndexKey	0001318342
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 28, 2015
Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
Horizon Spin-off and Corporate Restructuring Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The Horizon Spin-off and Corporate Restructuring Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund. More information about these fees and other discounts is available from your financial professional and in the section titled “Reduced Sales Charges – A Shares” on page 31 of this Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2016
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in A Shares of the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will pursue its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of spin-off companies, companies subject to other forms of corporate restructuring, parents of any such companies, and publicly traded shareholder activist holding companies which, by way of their shareholder ownership in other companies, have caused such other companies to undergo spin-offs and other forms of corporate restructurings. The Fund considers a spin-off company or a company subject to a corporate restructuring to be any company that has experienced one of the following events within five years of the Fund’s investment in the company: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders; an equity “carve-out” or “partial initial public offering” in which a parent company sells a percentage of the equity of a subsidiary in a public offering; or the parent company of any such company after the public disclosure of the corporate restructuring. The Fund may invest in a parent company of a spin-off company or a company subject to a corporate restructuring, or a publicly traded shareholder activist holding company which has caused such other companies to undergo the spin-off or corporate restructuring, after the public disclosure of the planned spin-off or corporate restructuring, during the spin-off or corporate restructuring process, or after the actual spin-off or corporate restructuring. If the Fund invests in a parent company of a spin-off company or a company subject to a corporate restructuring prior to a spin-off or restructuring, the Fund would, upon the completion of the spin-off or restructuring, receive the shares of the spin-off company. The Fund may retain shares of both the parent and the spin-off company, the shares of only one, or the shares of neither.

The Fund will invest in both U.S. and foreign equity stocks. The Fund’s investments in foreign equity stocks may be in both developed and emerging markets. The Fund’s equity investments may include common stock, preferred stock, securities convertible into common stock, warrants, rights and other equity securities having the characteristics of common stock (such as depositary receipts). The Fund may invest in any size company, including small- and medium-sized companies, and further may invest in companies which are financially distressed. In addition, under certain market conditions, the Fund may invest in a company at the time of its initial public offering (“IPO”).

The Fund may invest up to 20% of its assets in companies that, for a variety of reasons, the Fund’s Sub-advisor believes may have the potential to be subject to a future spin-off or corporate restructuring, including instances in which a similar company may have recently announced a spin-off; the company may be under investor pressure to consider strategic alternatives; or the current segments of the company may not have a synergistic fit, and as a result the company’s stock trades at a discount to that of its closest peers. The Fund may invest in potential spin-off and corporate restructuring companies that the Fund’s Sub-advisor believes may, based on its in-house research, have the most favorable risk/reward characteristics.

The Fund’s Sub-advisor seeks to avoid short-term investing and significant portfolio turnover. The Sub-advisor utilizes its in-house research capabilities to seek to identify businesses at inflection points in their corporate life cycles with what the Sub-advisor believes are attractive risk/reward profiles. The Fund’s Sub-advisor believes that returns are often the result of the market’s inefficiency in initially valuing corporate restructurings due in part to lack of coverage by the investment community and initial indiscriminate selling pressure. For instance, companies that have been "spun-off" from their corporate parents by way of corporate restructurings may not be followed closely by financial sector analysts, which could lead to advantageous disparities between a company’s valuation and growth prospects relative to its pricing in the marketplace. The Fund’s Sub-advisor uses a process that focuses primarily on the analysis of individual companies rather than on the industry in which the company may operate. This “bottom-up” approach may result in multiple investments in the same sector or industry. However, the Sub-advisor pays careful attention to the limitation of sector and industry concentrations.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

• Management and Strategy Risk: The value of your investment depends on the judgment of the Sub-advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to that of other investments.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

• Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

• Event Driven Risk: The Sub-advisor’s evaluation of the outcome of a proposed spin-off or corporate restructuring may prove incorrect and the Fund’s return on an investment may be negative. Even if the Sub-advisor’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return. In addition, the ability of a shareholder activist holding company to effectuate a spin-off or restructuring is subject to the same risks and the Sub-advisor’s evaluation of such a company’s capabilities may be incorrect.

• Small-cap and Mid-cap Company Risk: The securities of small-capitalization or mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

• Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

• Specific Strategy/Research Risk: The Sub-advisor and an affiliate of the Advisor author and collaborate on research reports regarding spin-off related companies for institutional subscribers. Consistent with its compliance policies and procedures, the sub-advisor may impose for a period of time an internal restriction in the trading in certain securities related to spin-off companies, corporate restructuring companies and/or their parent companies discussed in these research reports. As a result, the Fund may be prevented from trading in such securities at their optimal value or time as might otherwise have been permitted if such restrictions were not in effect. In addition, if subscribers to the research services buy or sell securities that are described in the reports, it could potentially have an adverse effect on the price of securities bought or sold by the Fund.

• Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

• Convertible Securities Risk: Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

• Warrants and Rights Risk: Warrants and rights may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. Failing to exercise subscription rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for such rights is not well developed, and the Fund may not always realize full value on the sale of rights.

• Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

• Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

• Distressed Securities Risk: Financially distressed securities involve considerable risk that can result in substantial or even total loss of the Fund’s investment. It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in bankruptcy or reorganization proceedings.

• Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

• Emerging Markets Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

• Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

• Interest Rate Risk: Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

• Initial Public Offerings Risk: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies and the companies’ limited operating histories. These factors may contribute to substantial price volatility for the shares of these companies.

• Non-Diversification Risk: The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	• Non-Diversification Risk: The Fund is classified as “non-diversified”, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. On February 11, 2014, the Fund’s principal investment strategy changed. The performance information for periods prior to that date is attributable to the Fund’s previous principal investment strategy. The predecessor to the Fund (the “Predecessor Fund”) commenced operations on May 4, 2007. Effective as of the close of business on October 9, 2009, the Predecessor Fund reorganized into the Fund. Performance results shown in the bar chart and the performance table below for the period prior to October 9, 2009, reflect the performance of the Predecessor Fund. The bar chart shows performance of the Fund’s Institutional shares. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. Class A and C shares performance would be lower than the Institutional Class performance because of the higher expenses paid by Class A and C shares. Updated performance information is available on the Fund’s website at www.libertystreetfunds.com.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Calendar Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance of the Fund’s Institutional shares. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The year-to-date return as of June 30, 2015 was 1.93%.

Institutional Class Shares
Highest Calendar Quarter Return at NAV	24.53%	Quarter Ended 6/30/2009
Lowest Calendar Quarter Return at NAV	(29.16)%	Quarter Ended 12/31/2008

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Year to Date Return		rr_BarChartYearToDateReturn	1.93%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	24.53%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(29.16%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Horizon Spin-off and Corporate Restructuring Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	LSHAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	[1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire fee		imsthsoacrf_WireFee	$ 20.00
Overnight check delivery fee		imsthsoacrf_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.06%
All Other Expenses		rr_Component2OtherExpensesOverAssets	0.46%
Other expenses		rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.78%
Fees waiver and/or expenses reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[3],[4]	rr_NetExpensesOverAssets	1.51%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 720
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,078
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,460
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	2,528
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	720
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	1,078
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	1,460
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 2,528
1 Year		rr_AverageAnnualReturnYear01	(9.44%)
5 Years		rr_AverageAnnualReturnYear05	10.42%
Since Inception		rr_AverageAnnualReturnSinceInception	0.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 04, 2007
Horizon Spin-off and Corporate Restructuring Fund | Class C Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	LSHCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire fee		imsthsoacrf_WireFee	$ 20.00
Overnight check delivery fee		imsthsoacrf_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.06%
All Other Expenses		rr_Component2OtherExpensesOverAssets	0.46%
Other expenses		rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.53%
Fees waiver and/or expenses reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[3],[4]	rr_NetExpensesOverAssets	2.26%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 332
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	762
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,321
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	2,845
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	1,321
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 2,845
1 Year		rr_AverageAnnualReturnYear01	(6.37%)
5 Years		rr_AverageAnnualReturnYear05	10.88%
Since Inception		rr_AverageAnnualReturnSinceInception	0.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 04, 2007
Horizon Spin-off and Corporate Restructuring Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	LSHUX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee		imsthsoacrf_WireFee	$ 20.00
Overnight check delivery fee		imsthsoacrf_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees		rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee		rr_Component1OtherExpensesOverAssets	0.06%
All Other Expenses		rr_Component2OtherExpensesOverAssets	0.46%
Other expenses		rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.53%
Fees waiver and/or expenses reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[3],[4]	rr_NetExpensesOverAssets	1.26%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 128
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	457
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	809
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	457
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	809
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 1,801
2008		rr_AnnualReturn2008	(58.40%)
2009		rr_AnnualReturn2009	31.35%
2010		rr_AnnualReturn2010	16.49%
2011		rr_AnnualReturn2011	(13.17%)
2012		rr_AnnualReturn2012	26.54%
2013		rr_AnnualReturn2013	43.07%
2014		rr_AnnualReturn2014	(4.65%)
1 Year		rr_AverageAnnualReturnYear01	(4.65%)
5 Years		rr_AverageAnnualReturnYear05	11.79%
Since Inception		rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007
Horizon Spin-off and Corporate Restructuring Fund | - Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	(4.65%)
5 Years	[5]	rr_AverageAnnualReturnYear05	11.60%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	(0.22%)
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007
Horizon Spin-off and Corporate Restructuring Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year	[5]	rr_AverageAnnualReturnYear01	(2.63%)
5 Years	[5]	rr_AverageAnnualReturnYear05	9.44%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	[5]	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007
Horizon Spin-off and Corporate Restructuring Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
Since Inception		rr_AverageAnnualReturnSinceInception	6.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 11, 2007

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of purchase.
[3]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until August 31, 2016, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occured.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.